Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2019
Disclosure of Notes and Other Explanatory Information [Abstract]
Related parties balances and transactions
23.	Related parties balances and transactions

Balances and transactions between Betterware and BLSM, which are related parties, have been eliminated on combination and are not disclosed in this note. Details of transactions between the Group and other related parties are disclosed below.

Key management personnel compensation comprised short-term employee benefits by Ps. 34,540 and Ps. 34,500 as of December 31, 2019 and 2018, respectively. Compensation of the Group's key management personnel includes salaries and non-cash benefits. No long-term employee benefits were paid to key management personnel during 2019 and 2018. Additionally, the Group does not have any share-based payment scheme for employees.

Transactions

During 2017, the Group entered into the following transactions with related parties that are not members of the Group:

	2017
Interest income
Strevo Holding, S.A. de C.V.(i)	Ps.	18,650
Betterware Controladora, S.A. de C.V.(i)		316

Total		18,966

(i) Merged with the Group on July 28, 2017

The following balances were outstanding as of December 31, 2019 and 2018:

	2019		2018
Trade accounts receivable from related parties
Fundación Betterware., A.C.	Ps.	610	.-

	Ps.	610	-